Expense Example, No Redemption - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - Fidelity Advisor Global Real Estate Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Global Real Estate Fund - Class A
Expense Example, No Redemption:
1 Year	$ 690
3 Years	1,370
5 Years	2,156
10 Years	4,203
Fidelity Advisor Global Real Estate Fund - Class M
Expense Example, No Redemption:
1 Year	492
3 Years	1,224
5 Years	2,060
10 Years	4,223
Fidelity Advisor Global Real Estate Fund - Class C
Expense Example, No Redemption:
1 Year	198
3 Years	1,063
5 Years	2,029
10 Years	4,326
Fidelity Advisor Global Real Estate Fund - Class I
Expense Example, No Redemption:
1 Year	97
3 Years	719
5 Years	1,449
10 Years	3,384
Fidelity Advisor Global Real Estate Fund - Class Z
Expense Example, No Redemption:
1 Year	82
3 Years	711
5 Years	1,457
10 Years	$ 3,429